                              MINERVA FUND, INC.



                               Equity Portfolio



                                 Annual Report
                              September 30, 1997

Minerva Fund, Inc.

                                              November 3, 1997

Dear Shareholders:

We are pleased to present the Annual report for the Minerva Fund, Inc. for the period ending September 30, 1997. The Minerva Fund, Inc. is a no load open-end investment company currently consisting of one Portfolio, the Equity Portfolio. The Portfolio operates as a diversified investment company.

The Equity Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks of companies which are deemed to have earnings and dividend growth potential above the average of the economy in general.

Assets in the Portfolio have increased over 148% to $158,061,774 since September 30, 1996. The net asset value was $17.88 per share as of the end of the reporting period.

We thank you for your continued confidence in the Minerva Fund, Inc.

Sincerely,



W. Anthony Turner
President



     11/97

              Investment Manager's Discussion of Fund Performance


During the fiscal year ended September 30, 1997, the Minerva Equity Portfolio realized a total return of 37.81%. The return was below the S&P 500 Index which returned 40.43%. This difference was largely due to our short-term fixed income positions, our stock selection in the technology, health care, and retail sector. Our assessment of the market and corporate profits called for maintaining meaningful cash reserves and a strategy which emphasized companies with restructuring opportunities, particularly in the heavy industry/transportation and consumer durables sector. The Equity Portfolio benefited from our under weighting in the utilities and our stock selection in the heavy industry/transportation sector.


                         TEN LARGEST EQUITY HOLDINGS*

 1.  Philip Morris, Inc. (3.4% of Portfolio Holdings)             6.  Microsoft (2.0%)
 2.  Cummins Engine Inc. (2.5%)                                   7.  British Petroleum  (1.9%)
 3.  Ford Motor Co. Del. (2.5%)                                   8.  General Motors Corp. (1.8%)
 4.  United Technologies Corp. (2.3%)                             9.  Loews Corporation (1.8%)
 5.  Waste Management Inc. (2.1%)                                10.  HFS Inc. (1.7%)

* The composition of the Fund's holdings is subject to change.

                              Minerva Funds, Inc.
                                Equity Portfolio


                        Period Ended September 30, 1997
                            % Return Since Inception
                          Fund Performance Comparison*



The following graph illustrates the total return based on a $10,000 investment in the Equity Portfolio made at the inception date of October 1, 1993 and held through September 30, 1997 as well as performance of the S&P 500 Index (the "Index") over the same period. Past performance is not predictive of future performance.

The Index is a widely accepted unmanaged index of the stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gains distributions.

The Index does not reflect operating expenses. If the expenses had been applied to the Index, the performance of the Index would have been lower.

The investment return and principal value of an investment in the Equity Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*Assumes reinvestment of all dividends and distributions and includes the effect of the Portfolio's operating expenses. Total returns are the aggregate from inception, have not been annualized, and reflect voluntary fee waivers and voluntary reimbursements of expenses.


Average Annual Total Returns**

Periods Ended September 30, 1997


From Inception (October 1, 1993)
                                     19.40%

Fiscal Year 1997
                                     37.81%


**Assumes reinvestment of dividends and distributions, and reflects voluntary fee waivers and voluntary reimbursements of expenses.



Date                  Minerva       S&P
10/01/93             10,000.00  10,000.00
12/31/93             10,140.80  10,231.00
03/31/94              9,794.75   9,841.00
06/30/94              9,839.49   9,881.00
09/30/94             10,199.36  10,368.00
12/31/94             10,148.62  10,365.00
03/31/95             11,033.58  11,374.00
06/30/95             11,894.90  12,454.00
09/30/95             12,659.32  13,444.00
12/31/95             13,218.42  14,245.00
03/31/96             14,062.57  15,019.00
06/30/96             14,589.72  15,697.00
09/30/96             14,745.55  16,177.00
12/31/96             16,063.47  17,532.00
03/31/97             16,415.69  17,990.00
06/30/97             18,815.21  21,137.00
09/30/97             20,321.56  22,727.00

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997

                                                                 Value
  Shares                                                       (Note 2a)
-----------                                                    ----------
Common Stocks (96.8%):
Aerospace (5.8%):
        20,400     AlliedSignal, Inc.                          $  867,000
        15,280     Boeing Co.                                     831,805
        24,300     Loral Space & Communications*                  501,187
        24,600     Lockheed Martin Corp.                        2,622,975
        10,700     Raytheon Co.                                   632,638
        45,300     United Technologies Corp.                    3,669,300
                                                               ----------
                                                                9,124,905
                                                               ----------
Air Transportation (1.1%):
         7,000     AMR Corp.*                                     774,812
         3,500     Delta Air Lines, Inc.                          329,656
         7,600     UAL Corp.                                      643,150
                                                               ----------
                                                                1,747,618
                                                               ----------
Apparel (0.9%):
         3,100     Jones Apparel Group, Inc.*                     167,400
         8,500     Springs Industries Inc. - Class A              446,250
         3,500     Tommy Hilfiger Corp.*                          174,781
         7,000     VF Corp.                                       648,375
                                                               ----------
                                                                1,436,806
                                                               ----------
Automobiles (4.3%):
        86,000     Ford Motor Co.                               3,891,500
        43,300     General Motors Corp.                         2,898,394
                                                               ----------
                                                                6,789,894
                                                               ----------
Automotive Related (2.4%):
        11,700     Dana Corp.                                     577,688
        19,100     Goodyear Tire & Rubber Co.                   1,313,125
        48,700     LucasVarity PLC - ADR                        1,847,556
                                                               ----------
                                                                3,738,369
                                                               ----------

                                  Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)

                                                                 Value
  Shares                                                       (Note 2a)
-------------                                           -----------------
Banks (5.2%):
    23,500       BankBoston Corp.                      $        2,078,281
     5,600       Chase Manhattan Corp.                            660,800
    10,500       Citicorp                                       1,406,344
    13,500       Crestar Financial Corp.                          632,812
    34,100       First Union Corp.                              1,707,131
     7,600       Providian Financial Corp.                        301,625
     6,900       Republic N Y Corp.                               784,012
     2,400       Wells Fargo & Co.                                660,000
                                                        -----------------
                                                                8,231,005
                                                        -----------------
Basic Chemicals (2.8%):
     6,400       Dow Chemical Co.                                 580,400
    36,600       du Pont (E.I.) de Nemours and Co.              2,253,188
     4,200       Rohm & Haas Co.                                  402,937
    15,300       W.R. Grace & Co.                               1,126,462
                                                        -----------------
                                                                4,362,987
                                                        -----------------
Beverages (0.1%):
     2,800       Robert Mondavi Corp.*                            153,300
                                                        -----------------
Building & Housing (1.2%):
     5,700       Danaher Corp.                                    330,600
    13,400       Owens Corning                                    489,100
    25,700       York International Corp.                       1,150,075
                                                        -----------------
                                                                1,969,775
                                                        -----------------
Business Services (2.2%):
     2,000       Cintas Corp.                                     147,500
    94,500       Waste Management Inc.                          3,301,594
                                                        -----------------
                                                                3,449,094
                                                        -----------------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)

                                                                 Value
   Shares                                                      (Note 2a)
-------------                                                  ----------
Computers & Office Equipment (4.8%):
      25,900  Cisco Systems, Inc.*                             $1,892,319
       2,800  Electronics for Imaging, Inc.                       142,800
       9,200  HBO & Co.                                           347,300
       8,700  International Business Machines Corp.               921,656
      42,400  Seagate Technology, Inc.*                         1,531,700
      35,275  3Com Corp.*                                       1,807,844
      10,900  Xerox Corp.                                         917,644
                                                                ---------
                                                                7,561,263
                                                                ---------
Credit & Finance (2.6%):
       9,200  American Express Co.                                753,250
      12,600  CMAC Investment Corp.                               675,675
       3,300  Sirrom Capital Corp.                                171,188
      16,700  SLM Holding Corp.                                 2,580,150
                                                                ---------
                                                                4,180,263
                                                                ---------
Department Stores (1.8%):
      15,300  Dillard's, Inc. - Class A                           670,331
      32,700  Federated Department Stores Inc. *                1,410,188
      13,200  Sears, Roebuck & Co.                                751,575
                                                                ---------
                                                                2,832,094
                                                                ---------
Drugs (2.6%):
      14,100  BioChem Pharma Inc.*                                444,150
      21,300  Bristol-Myers Squibb Co.                          1,762,575
       9,900  Merck & Co., Inc.                                   989,381
      17,600  SmithKline Beecham PLC - ADR                        860,200
                                                                ---------
                                                                4,056,306
                                                                ---------
Electronics (0.9%):
      13,100  Intel Corp.                                       1,209,294
       5,400  Kemet Corp.*                                        164,025
                                                                ---------
                                                                1,373,319
                                                                ---------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)


                                                                       Value
 Shares                                                              (Note 2a)
---------                                                          -------------
Entertainment & Leisure (1.8%):
      4,900    Cinar Films Inc. - Class B*                            $  186,813
     33,200    GTECH Holdings Corp.*                                   1,135,025
      6,700    Imax Corp.*                                               175,037
     45,600    Liberty Media Group - Class A*                          1,365,150
                                                                   -------------
                                                                       2,862,025
                                                                   -------------
Funeral Services (0.8%):
     38,500    Service Corp. International                             1,239,219
                                                                   -------------
Health Technology (0.3%):
     11,000    Beckman Instruments Inc.                                  468,188
                                                                   -------------
Healthcare Services (3.8%):
     29,900    Aetna Inc.                                              2,434,981
     26,154    Columbia/HCA Healthcare Corp.                             751,927
     17,580    Foundation Health Systems, Inc. - Class A*                562,560
     40,330    Health Management Associates, Inc. - Class A*           1,275,436
     19,900    Lincare Holdings, Inc.*                                 1,003,706
                                                                   -------------
                                                                       6,028,610
                                                                   -------------
Hospital Supplies (0.6%):
     19,100    Baxter International Inc.                                 997,975
                                                                   -------------
Hotel / Motel (1.7%):
     35,500    HFS Inc.*                                               2,642,531
                                                                   -------------
Insurance (7.2%):
     13,556    Allstate Corp.                                          1,089,564
     20,200    American General Corp.                                  1,047,875
      9,500    CIGNA Corp.                                             1,769,375
      7,100    Chubb Corp.                                               504,544
     33,100    Exel Limited                                            1,971,519
     24,700    Hartford Financial Services Group Inc.                  2,125,744
     25,100    Loews Corp.                                             2,834,731
                                                                   -------------
                                                                      11,343,352
                                                                   -------------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)

                                                                Value
  Shares                                                       (Note 2a)
-----------                                                   ----------
Investment Companies (1.3%):
     16,290           Bear Stearns Cos. Inc.                  $  716,760
      8,700           Lehman Brothers Holdings, Inc.             466,538
     11,100           Salomon, Inc.                              834,581
                                                              ----------
                                                               2,017,879
                                                              ----------
Manufacturing - Machinery (6.3%):
     17,300           Aeroquip-Vickers, Inc.                     847,700
     39,600           Case Corp.                               2,638,350
      7,800           Caterpillar Inc.                           420,713
     50,000           Cummins Engine Co. Inc.                  3,903,125
     11,000           Deere & Co.                                591,250
      8,200           Eaton Corp.                                757,475
     11,200           Harnischfeger Industries Inc.              478,800
      7,300           Tecumseh Products Co. - Class A            406,519
                                                              ----------
                                                              10,043,932
                                                              ----------
Media (0.5%):
     33,000           News Corp. Ltd. - ADR                      591,938
      5,000           Valassis Communications, Inc.*             159,375
                                                              ----------
                                                                 751,313
                                                              ----------
Miscellaneous Industries (2.5%):
     24,300           FMC Corp. *                              2,156,625
     17,500           Textron, Inc.                            1,137,500
     11,400           TRW Inc.                                   625,575
                                                              ----------
                                                               3,919,700
                                                              ----------
Natural Gas (1.5%):
     22,900           Coastal Corp.                            1,402,625
     13,900           Columbia Gas System, Inc.                  973,000
                                                              ----------
                                                               2,375,625
                                                              ----------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)


                                                                 Value
  Shares                                                        (Note 2a)
-----------                                                    ----------
Oil & Gas - Domestic & Crude (3.3%):
      9,900   Amoco Corp.                                      $  954,113
     13,000   Atlantic Richfield Co.                            1,110,687
     41,700   Phillips Petroleum Co.                            2,152,762
     13,800   Ultramar Diamond Shamrock Corp.                     445,912
     20,372   Union Pacific Resources Group Inc.                  533,492
                                                               ----------
                                                                5,196,966
                                                               ----------
Oil & Gas - International (3.4%):
     32,100   British Petroleum Co. PLC - ADR                   2,915,081
      2,800   Diamond Offshore Drilling, Inc.                     154,525
     25,400   Repsol S.A. - ADR                                 1,101,725
     20,600   Texaco Inc.                                       1,265,613
                                                               ----------
                                                                5,436,944
                                                               ----------
Paper (2.5%):
      7,900   Boise Cascade Corp.                                 332,294
     20,700   Bowater Inc.                                      1,055,700
     38,100   Champion International Corp.                      2,321,719
      5,300   Weyerhaeuser Co.                                    314,687
                                                               ----------
                                                                4,024,400
                                                               ----------
Personal Products (0.2%):
      6,100   Lauder Estee Cos. - Class A                         282,125
                                                               ----------
Publishing & Broadcasting (2.3%):
     25,200   Clear Channel Communications Inc.*                1,634,850
     14,250   Comcast Corp. - Special Class A                     366,937
      5,100   Heftel Broadcasting Corp. - Class A*                386,325
     45,168   Tele-Communications - Class A*                      925,944
     15,432   Tele-Communications - Ventures Group Class A*       318,285
                                                               ----------
                                                                3,632,341
                                                               ----------
Railroads (1.0%):
      5,900   CSX Corp.                                           345,150
     21,000   Union Pacific Corp.                               1,315,125
                                                               ----------
                                                                1,660,275
                                                               ----------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)

                                                                         Value
   Shares                                                              (Note 2a)
-------------                                                         -----------
Software & Services (5.0%):
     23,200    BMC Software Inc.*                                     $ 1,502,200
      4,800    Complete Business Solutions, Inc.*                         136,800
      6,600    Fiserv, Inc.*                                              289,575
     10,300    MAPICS, Inc.*                                              133,900
      7,400    McAfee Associates, Inc.*                                   392,200
     24,300    Microsoft Corp.*                                         3,215,194
     34,075    Oracle Corp.*                                            1,241,608
      2,500    PeopleSoft, Inc.*                                          149,375
     18,300    SABRE Group Holdings Inc.*                                 655,369
      4,600    Visio Corp.                                                192,050
                                                                      -----------
                                                                        7,908,271
                                                                      -----------
Specialty Stores (2.8%):
     13,500    Borders Group Inc.*                                        371,250
     14,100    CompUSA Inc.*                                              493,500
     22,300    CVS Corp.                                                1,268,312
      9,800    Gucci Group NV-NY Reg Sh.                                  459,375
     19,150    Home Depot Inc.                                            998,194
     41,200    Office Depot, Inc.*                                        831,725
                                                                      -----------
                                                                        4,422,356
                                                                      -----------
Telecommunications - Equipment (0.4%):
      2,800    CIENA Corp.*                                               138,688
      4,100    Digital Microwave Corp.*                                   183,475
      5,900    Tellabs, Inc.*                                             303,850
                                                                      -----------
                                                                          626,013
                                                                      -----------
Telephone Services (3.8%):
     14,096    Globalstar Telecommunications Ltd.*                        740,040
     22,800    GTE Corp.                                                1,034,550
     18,600    SBC Communications, Inc.                                 1,141,575
     23,600    Sprint Corp.                                             1,180,000
     53,020    WorldCom, Inc.*                                          1,875,582
                                                                      -----------
                                                                        5,971,747
                                                                      -----------

                                   Continued

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - September 30, 1997 - (Continued)


                                                                              Value
    Shares                                                                  (Note 2a)
--------------                                                            ------------
Tobacco (4.5%):
       128,000        Philip Morris Cos. Inc.                             $  5,320,000
        51,480        RJR Nabisco Holdings Corp.                             1,769,625
                                                                          ------------
                                                                             7,089,625
                                                                          ------------
Transportation (0.3%):
         4,900        Burlington Northern Santa Fe Corp.                       473,462
                                                                          ------------

Utilities (0.3%):
        19,900        Entergy Corp.                                            518,644
                                                                          ------------

Total Common Stocks (Cost $134,367,506)                                    152,940,516
                                                                          ------------
Money Market Funds (3.2%):
    $1,640,650        Federated Automated Government Cash Reserves           1,640,650
     3,553,722        Fidelity Cash Treasury II                              3,553,722
                                                                          ------------
Total Money Market Funds (Cost $5,194,372)                                   5,194,372
                                                                          ------------

Total Investments (100.00%): (Cost $139,561,878)(a)                       $158,134,888

Liabilities in excess of Other Assets (0.0%):                                  (73,114)
                                                                          ------------
Net Assets (100.0%):                                                      $158,061,774
                                                                          ============

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $149,881.
    Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation                             $ 21,041,553
                      Unrealized depreciation                               (2,618,424)
                                                                          ------------
                   Net unrealized appreciation/(depreciation)             $ 18,423,129
                                                                          ============

* Non-income producing security
ADR - American Depository Receipt
PLC - Public Limited Co.
Percentages indicated are based on net assets of $158,061,774.

                See accompanying notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Statement of Assets and Liabilities
September 30, 1997



ASSETS:
Investments, at value (Cost $139,561,878)                          $ 158,134,888
Dividends and Interest receivable                                        256,403
Prepaid and Other                                                         32,185
Unamortized organization costs                                            21,175
                                                                    ------------
         Total Assets                                                158,444,651
                                                                    ------------

LIABILITIES:
Cash overdraft                                                            36,324
Accrued expenses and other payables:
     Payable for investment securities purchased                         179,313
     Investment advisory fees                                             45,642
     Legal                                                                39,106
     Audit                                                                35,845
     Registration and filing                                              27,306
     Administrative Service fees                                           9,212
     Other                                                                 7,204
     Printing costs                                                        2,925
                                                                    ------------
         Total Liabilities                                               382,877
                                                                    ------------
Net Assets                                                         $ 158,061,774
                                                                    ============
NET ASSETS:
Par value of shares of capital stock outstanding
     (par value $.001 per share,
     200,000,000 shares authorized)                                $       8,840
Additional paid in capital                                           127,719,295
Accumulated undistributed net investment income                           84,813
Accumulated undistributed net realized gains (losses)
     on investment transactions                                       11,675,816
Net unrealized appreciation (depreciation) on investments             18,573,010
                                                                    ------------
         Net Assets                                                $ 158,061,774
                                                                    ============

Outstanding units of beneficial interest (shares)                      8,839,670
                                                                    ============

Net Asset Value Per Share (Maximum Offering Price and Redemption
     Price Per Share)                                              $       17.88
                                                                    ============

See notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Statement of Operations
September 30, 1997

INVESTMENT INCOME:
Dividend income                                       $  1,680,082
Interest income                                             62,280
                                                      ------------
         Total Income                                    1,742,362
                                                      ------------
EXPENSES:
Investment advisory fees                                   448,349
Administration fees                                        134,505
Fund Accounting Fees                                        28,059
Custodian                                                   31,135
Audit and legal fees                                        77,669
Organization costs                                          21,298
Trustees' fees                                               5,581
Transfer agent fees                                         12,721
Registration and filing fees                                29,151
Printing costs                                               7,024
Insurance                                                   14,910
Miscellaneous                                               24,071
                                                      ------------
         Total expenses before voluntary reductions        834,473
         Expenses voluntarily reduced                     (206,068)
                                                      ------------
         Total Expenses                                    628,405
                                                      ------------
Net investment income                                    1,113,957
                                                      ------------
REALIZED/UNREALIZED GAINS
         ON INVESTMENTS:
Net realized gains (losses) on investment transactions  12,077,544

Net change in unrealized appreciation
(depreciation) on investments                           14,980,398
                                                      ------------
Net realized/unrealized gains (losses) on investments   27,057,942
                                                      ------------
Change in net assets resulting from operations        $ 28,171,899
                                                      ------------

See notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Statements of Changes in Net Assets
September 30, 1997

                                                                                            Year             Year
                                                                                            Ended            Ended
                                                                                         September 30,    September 30,
                                                                                             1997             1996
                                                                                         ------------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                                                               $  1,113,957     $   450,179
     Net realized gains on investment transactions                                         12,077,544       1,322,643
     Net change in unrealized appreciation (depreciation) on investments                   14,980,398       1,771,673
                                                                                         ------------     -----------
Change in net assets resulting from operations                                             28,171,899       3,544,495
                                                                                         ------------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                 (1,115,106)       (351,954)
     Net realized gains                                                                    (1,718,039)       (520,825)
                                                                                         ------------     -----------
Change in net assets from shareholder dividends and distributions                          (2,833,145)       (872,779)
                                                                                         ------------     -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued                                                          101,598,261      47,466,188
     Dividends reinvested                                                                   2,423,299         846,684
     Cost of shares redeemed                                                              (34,840,286)       (167,938)
                                                                                         ------------     -----------
Change in net assets from capital transactions                                             69,181,274      48,144,934
                                                                                         ------------     -----------
Change in net assets                                                                       94,520,028      50,816,650
                                                                                         ------------     -----------
NET ASSETS:
     Beginning of period                                                                   63,541,746      12,725,096
                                                                                         ============     ===========
End of period (includes accumulated undistributed net investment                         $158,061,774     $63,541,746
                   income of $84,813 and $117,802, respectively).                        ============     ===========


MINERVA FUND, INC.
Notes to Financial Statements
September 30, 1997


     Note 1. Description and Organization. Minerva Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company, and was incorporated in the State of Maryland on June 28, 1993. The Fund currently consists of one investment portfolio: Equity Portfolio (the "Portfolio"). At September 30, 1997 there were authorized 200,000,000 shares of capital stock having a par value of $.001 per share. The Equity Portfolio commenced operations on October 1, 1993. Prior to Commencement of Operations, the Portfolio had no operations other than organizational matters and the sale of 5,000 shares of the Portfolio at $10.00 per share to Furman Selz LLC, formerly, Furman Selz Incorporated ("Furman Selz"), the Fund's former Administrator and Distributor, representing the initial capital of the Fund.

     Note 2. Significant Accounting Policies. Following is a summary of the significant accounting policies followed by the Portfolio. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     a. Security Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of securities and other assets for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using method approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions - Investment transactions are recorded on the trade date. Identified cost of investments sold is used to calculate realized gains and losses for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned or accrued. Dividend income is recorded on the ex-dividend date.

MINERVA FUND, INC.
Notes to Financial Statements (Continued)
September 30, 1997


     c. Dividends and Capital Gains Distributions - Dividends from net investment income are declared and paid to shareholders on a quarterly basis. If any net capital gains are realized from the sale of securities, the Portfolio normally distributes such gains with the last dividend for the calendar year. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary (primarily attributable to post October capital and foreign currency loss deferrals and wash sales) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require a reclassification.

     d. Federal Income Taxes - The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes with respect to net investment income and net realized capital gains, if any, that are distributed to shareholders. The Portfolio also intends to meet the distribution requirements to avoid the payment of an excise tax.

     e. Organization Expense - Cost incurred in connection with the organization and initial registration of the Portfolio were paid by Furman Selz (former administrator) and reimbursed by the Fund. These cost have been deferred and are being amortized on the straight-line method against operations over a period of sixty months beginning with the Fund's commencement of operations. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro-rata portion of any unamortized organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     f. Expenses - Expenses directly attributable to the Portfolio are charged to the Portfolio.

     Note 3. Adviser. The Fund has entered into an investment management agreement (the "Investment Management Agreement") with LTCB-MAS Investment Management, Inc. ("LTCB-MAS") (the "Investment Manager"). LTCB-MAS is a joint subsidiary of The Long-Term Credit Bank of Japan, Limited ("LTCB") and Miller, Anderson & Sherrerd, LLP ("MA&S"). MA&S is a owned wholly subsidiary of Morgan Stanley Group, Inc.

     Pursuant to an Investment Services Agreement (the "Investment Services Agreement") between the Investment Manager and MA&S, MA&S acting in collaboration with and under the supervision of the Investment Manager, is responsible on a day-to-day basis for selecting investments for the Portfolio in conformity with the Portfolio's stated investment objective and

MINERVA FUND, INC.
Notes to Financial Statements (Continued)
September 30, 1997


policies, consulting with the Investment Manager regarding specific decisions concerning the purchase, sale, or holdings of particular securities on behalf of the Portfolio and placing purchase and sale orders for the Portfolio's securities. MA&S receives no fee from the Investment Manager or the Portfolio pursuant to the Investment Services Agreement for the services it provides.

     Sixty percent of the outstanding capital stock of the Investment Manager is owned by LTCB Capital Markets, Inc. ("LCM") which, in turn, is wholly owned by LTCB. Forty percent of the outstanding capital stock of the investment manager is owned by MA&S.

     The Investment Management Agreement provides for the Portfolio to pay the Investment Manager an investment management fee calculated and accrued daily and paid monthly at an annual rate of .50% of the Portfolio's average daily net assets. The Investment Manager will provide portfolio management and certain administrative, clerical and bookkeeping services for the Portfolio. During the fiscal year ended September 30, 1997 the Investment Manager voluntarily waived advisory fees in the amount of $134,302. In addition, The Investment Manager has agreed that, in any fiscal year, it will reduce its management fee to the Portfolio to the extent that the Portfolio's expenses exceed the most restrictive expense limitation imposed by state securities laws or regulations in states where the Portfolio's shares are sold. There was no reimbursement of expenses to meet these limitations for the year ended September 30, 1997.

     Note 4. Administrator and Distributor - BISYS Fund Services, Inc. ("BISYS") is responsible for providing the Fund with fund accounting, dividend and capital gains disbursing services pursuant to an accounting agreement (the "Fund Accounting Agreement"). BISYS Fund Services Limited Partnership ("BISYS LP") is responsible for providing the Portfolio with administrative services pursuant to an administration agreement ( the "Fund Administration Agreement"). BISYS and BISYS LP assumed these functions during the fiscal year ending September 30, 1997, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz Incorporated, which had previously provided these services to the Fund. The services under the agreement are subject to the supervision of the Fund's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Portfolio's registration statements under federal and state laws. Pursuant to the Fund Administration Agreement, the Fund pays BISYS Fund Services a monthly fee which on an annualized basis will not exceed 0.15% of the average daily net assets of the Portfolio. For the year ended , BISYS voluntarily waived administrative services fees of $71,766. In addition, BISYS is entitled to an annual fee of $30,000 for performing fund accounting services.

MINERVA FUND, INC.
Notes to Financial Statements (Continued)
September 30, 1997


     The Fund has entered into a distribution agreement (the "Distribution Agreement") with BISYS Fund Services. Under the Distribution Agreement, BISYS Fund Services does not receive any fee or other compensation for distributing shares of the Fund.

     Note 5. Other Transactions with Affiliates. The Fund has entered into a Transfer Agency Agreement (the "Transfer Agency Agreement") with BISYS Fund Services whereby BISYS Fund Services provides personnel necessary to perform shareholder servicing functions. For its services, BISYS Fund Services receives a fee of $15 per account with a minimum of $6,000 per year plus reimbursement of out-of-pocket expenses.

     LTCB Trust Company, a subsidiary of LTCB and an affiliate of the Investment Manager, serves as custodian for the Fund. For furnishing custodian services, LTCB Trust Company is paid a monthly fee with respect to the Portfolio at an annual rate based on a percentage of average daily net assets plus certain transaction and out of pocket expenses. For the fiscal year ended September 30, 1997, LTCB Trust Company received fees of $ 31,135 from the Fund.

     Note 6. - Securities Transactions.

     (a) Purchase and Sale Transactions - The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the portfolio for the fiscal year ended September 30, 1997 was as follows:

                         Common Stocks & Bonds
                         Purchases         Sales
                         $161,248,735      $ 93,687,361

MINERVA FUND, INC.
Notes to Financial Statements (Continued)
September 30, 1997


     Note 7 - Capital Share Transactions. The Board of Directors may, in the future authorize the issuance of additional classes of capital stock representing shares in the same or additional investment portfolios. For the fiscal year ended September 30, 1997 transactions of capital stock were as follows:

Shares sold                                    6,270,075
Shares issued in reinvestment of dividends       162,478
Shares redeemed                               (2,274,049)
                                              ----------
Net increase in shares                         4,158,504
                                              ==========

     Note 8 - Subsequent Events.   The Board of Directors has authorized the
termination of the Portfolio effective December 31, 1997 or such earlier time as there shall be no shareholders remaining in the Portfolio, subject to any approvals that may be required in connection therewith, as well as the subsequent liquidation of the Company.


     Note 9 - Federal Income Tax Information (Unaudited) : During the year ended September 30, 1997, the Portfolio declared long term capital gain distributions of $ 1,634,785.

For the taxable year ended September 30, 1997, 18.75 % of income dividends paid by the Portfolio qualified for the dividends received deduction available to corporations.

MINERVA FUND, INC.
Equity Portfolio
Financial Highlights
For a share outstanding throughout each period (1)



                                                                  Year               Year            Year             Year
                                                                 Ended              Ended           Ended            Ended
                                                              September 30,      September 30,   September 30,    September 30,
                                                                  1997              1996            1995             1994(a)
                                                              --------------  --------------  ----------------   --------------
Net Asset Value, Beginning of Period                          $        13.57  $        12.23  $        10.01     $        10.00
                                                              --------------  --------------  ----------------   --------------

INVESTMENT ACTIVITIES:
     Net investment income                                              0.20            0.21            0.22               0.16
     Net realized and unrealized appreciation
       (depreciation) on investments                                    4.79            1.73            2.20               0.02
                                                              --------------  --------------  ----------------   --------------
               Total from Investment Activities                         4.99            1.94            2.42               0.18
                                                              --------------  --------------  ----------------   --------------
DISTRIBUTIONS FROM:
     Net investment income                                             (0.21)          (0.14)          (0.20)             (0.15)
     Net Realized Capital Gains                                        (0.47)          (0.46)          -----              -----
     Return of Capital                                                 -----           -----           -----              (0.02)
                                                              --------------  --------------  ----------------   --------------
               Total Distributions                                     (0.68)          (0.60)          (0.20)             (0.17)
                                                              --------------  --------------  ----------------   --------------
Net Asset Value, End of Period                                $        17.88  $        13.57  $        12.23     $        10.01
                                                              ==============  ==============  ================   ==============
Total Return                                                           37.81%          16.37%          24.37%              1.99%

RATIOS / SUPPLEMENTAL DATA:
     Net Assets at end of period (in thousands)               $      158,062  $       63,542  $       12,725     $       10,227

     Ratio of net investment income
        average net assets                                              1.24%           1.59%           1.90%             1.56%
     Ratio of net investment income
        before effect of waivers and reimbursements*                    1.01%           1.13%           0.59%             0.71%
     Ratio of expenses to
        average net assets                                              0.70%           0.98%           1.03%             1.00%
     Ratio of expenses to
        before effect of waivers and reimbursements*                    0.93%           1.44%           2.34%             1.85%

Portfolio turnover                                                       108%             55%             56%               35%
Average Commission Rate (b)                                          $0.0600         $0.0590           -----             -----

________
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(1) Per share based on the average number of shares outstanding during each period.
(a)  Period from commencement of operations, October 1, 1993.
(b) Represents the total dollar amount of commissions paid on Fund transactions for the year ended September 30, 1997, divided by total number of Fund shares purchased and sold for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.



See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors
and Shareholders of
Minerva Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio (constituting the Minerva Fund, Inc., hereafter referred to as the "Portfolio" ) at September 30, 1997, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 8, the Board of Directors of the Minerva Fund, Inc. has authorized the termination of the Portfolio effective December 31, 1997 or such earlier time as there shall be no shareholders remaining in the Portfolio.


Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
November  19, 1997

MINERVA FUND, INC.
3435 Stelzer Road
Columbus, Ohio  43219

Information & Client Services:
(800) 313-9998

INVESTMENT MANAGER:
LTCB-MAS Investment Management , Inc.
One Tower Bridge, Suite 1000
West Conshohocken, Pennsylvania  19428

ADMINISTRATOR & DISTRIBUTOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

TRANSFER AGENT, DIVIDEND DISBURSING AGENT
AND ACCOUNTING AGENT:
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43219

CUSTODIAN:
LTCB Trust Company
165 Broadway
New York, New York  10006

LEGAL COUNSEL:
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York  10017

INDEPENDENT ACCOUNTANTS:
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

This Report is for the information of the shareholders of Minerva
Fund, Inc. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

Investments in mutual funds involve risk, including possible loss of principal.